February 10, 2009


VIA EDGAR

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attn:  Mr. John Grzeskiewicz

         Re: DWS Advisor Funds (the "Registrant"), Post-Effective Amendment No. 166 (Registration Nos. 33-07404; 811-04760) (the
                  "Registration Statement")

Dear Mr. Grzeskiewicz:

         On behalf of the Registrant, under separate cover, we are filing today through the EDGAR system, Post-Effective Amendment No. 166 (the "Amendment") to the Registration Statement, which relates to DWS Diversified International Equity Fund

Fund (the "Fund"), a series of the Registrant. The Amendment is being filed pursuant to the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended ("1940 Act").

         Pursuant to Rule 461 and Rule 485(a)(3) under the Securities Act, the Fund, together with DWS Investments Distributors, Inc., the Fund's principal underwriter, hereby request that the effective date of the Amendment be accelerated so that it will be declared effective on or around March 1, 2009.

         With respect to the Fund's request for acceleration of the effective date of the Amendment, please be advised that the Registrant acknowledges that:

(1) the Registrant is responsible for the adequacy and accuracy of the disclosure in its filings;

(2) should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

(3) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

(4) the Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

United States Securities and Exchange Commission
February 10, 2009
Page 2


         If you have any questions relating to the Amendment or to this acceleration request, please contact Laura McCollum at 617-295-3681.

                     Very truly yours,

                     DWS Advisor Funds, on behalf of DWS Diversified International Equity Fund


                     DWS Investments Distributors, Inc.


                     By:  /s/Caroline Pearson
                          -------------------------------
                          Caroline Pearson, Esq.
                          Assistant Secretary, DWS Advisor Funds
                          Secretary, DWS Investments Distributors, Inc.

cc:      John Marten, Esq., Vedder Price